INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of of (loss) income before income taxes

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	(739,036)	(342,944)	161,340
Hong Kong	(8,280)	(1,751)	(669)
Cayman Islands	(54,913)	(13,562)	(50,283)
Taiwan	(1,549)	(1,905)	(2,318)
Canada	(2,449)	(1,561)	(2,003)
Total (loss) income before income taxes	(806,227)	(361,723)	106,067

Schedule of Income Tax (expense) benefit

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	(7,397)	(12,837)	(19,961)
Deferred income tax benefit (expense)	42,431	(101,220)	(873)
Total	35,034	(114,057)	(20,834)

Schedule of Income Tax Rate Reconciliation

	Year Ended December 31,
	2020	2021	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(1.8)%	(1.1)%	12.3%
Research and development bonus deduction	2.0%	3.4%	(6.1)%
Non-deductible expenses	(1.6)%	(2.0)%	7.1%
Tax impact of investment loss	—	—	(14.1)
Preferential tax rates	(11.2)%	(9.5)%	(47.4)%
Change of tax rates	(2.9)%	(5.5)%	(2.4)%
Change in valuation allowance	(5.2)%	(41.8)%	45.2%
Actual income tax expense	4.3%	(31.5)%	19.6%

Schedule of Deferred Income Tax Assets

	December 31,
	2021	2022
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	11,750	11,750
Tax loss carry forwards	281,813	354,806
Advertising expense	30,955	35,210
Others	5,326	6,069
Total deferred income tax assets	329,844	407,835
Valuation allowance	(288,844)	(367,708)
Deferred income tax assets, net	41,000	40,127
Deferred income tax liabilities:
Valuation appreciation of intangible assets	1,067	750
Deferred income tax liabilities*	1,067	750

* Deferred income tax liabilities are combined in other non-current liabilities.

Summary of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	139,177	146,371	288,844
Additions of valuation allowance	46,755	168,163	79,445
Reduction of valuation allowance	(4,643)	(16,752)	(20,162)
Reversal of valuation allowance	—	(188)	(11,297)
Change of tax rates	(30,671)	(8,038)	31,171
Change of decrease related to subsidiary disposals and expiration	(4,247)	(712)	(293)
Balance at the end of the year	146,371	288,844	367,708